CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 6,023	$ 7,502	$ 1,639
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments		301	3	176
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period		2	0	(1)
Reclassification of (gains)/losses to net income		0	0	0
Total net changes related to available-for-sale securities		2	0	(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period		389	207	241
Reclassification of (gains)/losses to net income		85	(159)	(400)
Total unrealized gains/(losses) on cash flow hedges		474	47	(158)
Retirement-related benefit plans
Prior service costs/(credits)		(56)	2	463
Net (losses)/gains arising during the period		70	(3,115)	878
Curtailments and settlements		3,159	5	5,970
Amortization of prior service (credits)/costs		(7)	(9)	12
Amortization of net (gains)/losses		975	515	1,596
Total retirement-related benefit plans		4,142	(2,602)	8,919
Other comprehensive income/(loss), before tax		4,919	(2,552)	8,936
Income tax (expense)/benefit related to items of other comprehensive income		(1,426)	531	(2,442)
Other comprehensive income/(loss)		3,492	(2,021)	6,494
Total comprehensive income		$ 9,516	$ 5,481	$ 8,134

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.